Share capital and reserves - Additional Information (Details)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 21, 2024 $ / shares	Dec. 19, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares shares	Sep. 12, 2024 shares	Dec. 31, 2023 shares
Share capital and reserves
Number of shares						214
Repurchase of shares under the put options and expiration of the put options | $					$ 3,963,000
Purchase price per share | $ / shares		$ 20
Number of shares accepted for purchase		1,655,426
Issuance of shares upon the Transaction (shares)				18,111,016		18,111,016	18,130,090		19,764,141
Share issue related cost | $				$ 424,000
Aggregate cost to repurchase shares | $		$ 33,109,000			33,109,000
Fees for stock repurchase | $		$ 58,000
Ordinary shares
Share capital and reserves
Number Of Shares The Company May Offer And Sell								1,757,026
Issuance of shares upon the Transaction (shares)				18,111,016		18,111,016	18,130,090
Share price | $ / shares	$ 0			$ 0		$ 0	$ 0
Reverse stock split	10
Additional paid-in capital
Share capital and reserves
Repurchase of shares under the put options and expiration of the put options | $					$ 3,963,000
Issuance of shares upon the Transaction (shares)				214		214
Proceeds from issuing shares | $				$ 5,223,000
Minimum | Ordinary shares
Share capital and reserves
Authorized to purchase of ordinary shares		1,500,000
Maximum | Ordinary shares
Share capital and reserves
Authorized to purchase of ordinary shares		2,000,000
Cubic Games Studio Ltd
Share capital and reserves
Number of shares			84,298
Share repurchased			101,601
Repurchase price per share | $ / shares			$ 100
Put option liability | $			$ (10,160,000)
Issued amount of shares						39,627
Repurchase of shares under the put options and expiration of the put options | $						$ 3,963,000